Lease Obligation - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash Income Taxes Paid for Federal, State and Foreign Income Taxes [Abstract]
2026 (remaining 9 months)	$ 52,000	$ 70,579
2027	69,000	35,289
2028	343,000
Total lease payments	154,000	176,447
Less: imputed interest	(7,000)
Total	$ 147,000	$ 167,000